CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 72,625	$ 222,215
Restricted cash	12,132	5,968
Accounts receivable, net of allowance for doubtful accounts of $2,905 and $1,916 in 2013 and 2012, respectively	47,836	36,487
Operating supplies and inventories	17,168	13,638
Prepaid expenses	4,111	5,973
Other receivables	41,832	22,532
Other current assets	0	177
Total current assets	195,704	306,990
NONCURRENT ASSETS
Other receivables	28,640	22,758
Restricted cash	1,463	1,464
Vessels and equipment, net	715,431	647,519
Dry dock	10,979	4,238
Investments in and receivables from affiliates	4,436	4,282
Intangible assets	626	801
Goodwill	5,015	5,015
Other assets	14,954	10,214
Deferred income tax assets	2,763	7,037
Total noncurrent assets	784,307	703,328
Total assets	980,011	1,010,318
CURRENT LIABILITIES
Accounts payable	28,923	32,450
Customer advances	12,710	15,175
Payable to related parties	1,351	3,761
Accrued interest	1,652	4,858
Current portion of long-term financial debt	32,253	49,031
2017 Senior Convertible Notes	0	80,000
Other current liabilities	14,499	13,470
Total current liabilities	91,388	198,745
NONCURRENT LIABILITIES
Long-term financial debt	466,144	388,521
Deferred income tax liabilities	12,248	12,441
Other liabilities	1,086	2,026
Deferred gains	3,584	2,086
Total noncurrent liabilities	483,062	405,074
Total liabilities	574,450	603,819
EQUITY
Common stock, $0.01 par value: 250,000,000 authorized shares; 140,419,487 shares outstanding	1,443	1,443
Additional paid-in capital	488,522	490,850
Treasury stock: 3,923,094 shares at cost	(19,488)	(19,488)
Accumulated deficit	(63,108)	(70,476)
Accumulated other comprehensive loss	(1,808)	(2,578)
Total Ultrapetrol (Bahamas) Limited stockholders' equity	405,561	399,751
Noncontrolling interest	0	6,748
Total equity	405,561	406,499
Total liabilities and equity	$ 980,011	$ 1,010,318